Note 15 - Stock-based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
15.	Stock-based compensation

Company stock option plan

The Company has a stock option plan for certain officers and key full-time employees of the Company and its subsidiaries, other than its CEO. Options are granted at the market price for the underlying shares on the date of grant. Each option vests over a four-year term, expires five years from the date granted and allows for the purchase of one Subordinate Voting Share. All Subordinate Voting Shares issued are new shares. As at December 31, 2015, there were 1,287,250 options available for future grants.

Grants under the Company’s stock option plan are equity-classified awards. Stock option activity for the years ended December 31, 2015, 2014 and 2013 was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - December 31, 2012	1,729,200	$22.31
Granted	422,000	31.35
Exercised	(464,150)	16.20
Shares issuable under options - December 31, 2013	1,687,050	$26.25
Granted	343,000	49.57
Exercised	(558,150)	19.26
Forfeited	(8,000)	31.28
Shares issuable under options - December 31, 2014	1,463,900	$34.35
Granted	698,500	36.61
Exercised	(699,400)	20.09
Forfeited	(22,500)	38.71
Shares issuable under options - December 31, 2015	1,440,500	$28.65	3.2	$22,900
Options exercisable - End of year	241,150	$22.55	1.9	$5,305

The Company incurred stock-based compensation expense related to these awards of $4,253 during the year ended December 31, 2015 (2014 - $4,077; 2013 - $4,166).

As at December 31, 2015, the range of option exercise prices was $15.57 to $43.57 per share. Also as at December 31, 2015, the aggregate intrinsic value and weighted average remaining contractual life for in-the-money options vested and expected to vest were $22,900 and 3.2 years, respectively.

The following table summarizes information about option exercises during years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013

Number of options exercised	699,400	558,150	464,150

Aggregate fair value	$35,516	$27,973	$16,780
Intrinsic value	21,463	17,223	9,313
Amount of cash received	14,053	10,750	7,467

Tax benefit recognized	$91	$5,856	$3,148

As at December 31, 2015, there was $4,243 of unrecognized compensation cost related to non-vested awards which is expected to be recognized over the next four years. During the year ended December 31, 2015, the fair value of options vested was $2,589 (2014 - $3,750; 2013 - $3,956).

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model, utilizing the following weighted average assumptions:

	2015	2014	2013

Risk free rate	1.0%	0.9%	0.4%
Expected life in years	4.75	4.75	4.75
Expected volatility	28.6%	25.5%	37.5%
Dividend yield	0.2%	0.8%	0.0%

Weighted average fair value per option granted	$11.91	$10.52	$10.13

The risk-free interest rate is based on the implied yield of a zero-coupon US Treasury bond with a term equal to the option’s expected term. The expected life in years represents the estimated period of time until exercise and is based on historical experience. The expected volatility is based on the historical prices of the Company’s shares over the previous four years.

Subsidiary stock option plan

Prior to June 1, 2015, Old FSV had a stock option plan at its Commercial Real Estate Services subsidiary. In conjunction with the Spin-off, the Company exchanged the redeemable non-controlling interests and stock options at this subsidiary for 1,997,956 Subordinate Voting Shares of the Company. Upon the exchange, the Company reclassified $16,622 of stock-based compensation liability and $14,670 of redeemable non-controlling interests to shareholders’ equity and also recognized $35,400 of stock-based compensation expense. Of the 1,997,956 Subordinate Voting Shares issued, 1,590,000 are subject to contractual retention and escrow periods of one to three years.